UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -------------------------

 Check here if Amendment [x]; Amendment Number:   1
                                                 --------------
   This Amendment (Check only one.):  [X]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    TCG Holdings, L.L.C.
         -----------------------------------------
Address: c/o The Carlyle Group
         -----------------------------------------
         1001 Pennsylvania Avenue, NW
         -----------------------------------------
         Suite 220 S.
         -----------------------------------------
         Washington, DC  20004-2505
         -----------------------------------------

 Form 13F File Number: 28- 12410
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Harris
       -----------------------------------------
Title: Managing Director
       -----------------------------------------
Phone: 202-729-5626
       -----------------------------------------

Signature, Place, and Date of Signing:

  /s/ John Harris           Washington, DC            June 13, 2007
-------------------     --------------------    ---------------------
       Signature           City, State             Date



[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number           Name
 28-
    ------------------         ---------------------------

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                           ---------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                        -------------------

Form 13F Information Table Entry Total: 14
                                        -------------------

Form 13F Information Table Value Total: $63,916
                                        -------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.        Form 13F File Number        Name

 1        28-       12429               Carlyle Investment Management L.L.C.
----         -------------------        ---------------------------------------


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

                                                  FORM 13-F INFORMATION TABLE

    COLUMN 1          COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5            COLUMN 6      COLUMN 7         COLUMN 8
----------------   -------------  -------------  ----------   -------------------    -----------     --------  ---------------------

                                                   VALUE       SHRS OR   SH/  PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN  CALL     DISCRETION    MANAGERS   SOLE  SHARED   NONE
----------------   --------------  -------------  ----------   -------   ---  ----     ----------    --------  ------ ------  ------
Pioneer Cos Inc    Com New          723643300      $9,699      350,900   SH   --       Shared-          1            350,900
                                                                                       Defined

Time Warner Inc    Com              887317105      $2,169      110,000   SH   --       Shared-          1            110,000
                                                                                       Defined

Varsity Group      Com              922281100      $1,904      1,252,628 SH   --       Shared-          1            1,252,628
Inc                                                                                    Defined

Blackboard Inc     Com              091935502      $29,025     863,059   SH   --       Shared-          1            863,059
                                                                                       Defined

Acme               Com              004631107      $114        20,000    SH   --       Shared-          1            20,000
Communication                                                                          Defined
Inc

Graphic            Com              388688103      $1,404      296,300   SH   --       Shared-          1            296,300
Packaging Corp                                                                         Defined
Del

Nexstar            CL A             65336K103      $707        73,616    SH   --       Shared-          1            73,616
Broadcasting                                                                           Defined
Group I

Owens Corning      Com              690742101      $4,112      129,077   SH   --       Shared-          1            129,077
New                                                                                    Defined

Horizon Offshore   Com New          44043J204      $4,338      300,000   SH   --       Shared-          1            300,000
Inc                                                                                    Defined

3M Co              Com              88579Y101      $3,057      40,000    SH   --       Shared-          1            40,000
                                                                                       Defined
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

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

CBS Corp New       CL B             124857202      $2,141      70,000    SH   --       Shared-          1            70,000
                                                                                       Defined

Dean Foods New     Com              242370104      $1,870      40,000    SH   --       Shared-          1            40,000
                                                                                       Defined

Mirant Corp New    Com              60467R100      $2,428      60,000    SH   --       Shared-          1            60,000
                                                                                       Defined

NTELOS Hldgs       Com              67020Q107      $948        49,315    SH   --       Shared-          1            49,315
Corp                                                                                    Defined
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

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